Capitalized Software, Net -Summary Of Capitalized Software Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Computer Software Net [Line Items]
Less: accumulated amortization	$ (1,544)	$ (1,311)	$ (625)
Total	4,813	4,554	2,600
Website Costs [Member]
Capitalized Computer Software Net [Line Items]
Capitalized Computer Software, Gross	3,747	3,571	2,522
Development In Process [Member]
Capitalized Computer Software Net [Line Items]
Capitalized Computer Software, Gross	$ 2,610	$ 2,294	$ 703